Subsequent Events (Narrative) (Detail) (USD $)		1 Months Ended						3 Months Ended					1 Months Ended
	Feb. 14, 2013	Jan. 23, 2013 Boeing Seven Eight Seven Eight For Boeing Seven Eight Seven Nine [Member]	Jan. 23, 2013 Boeing 737 Family [Member]	Jan. 23, 2013 Boeing Seven Seven Seven Family [Member]	Jan. 23, 2013 Boeing Seven Eight Seven Family [Member]	Jan. 23, 2013 Boeing 737 MAX Aircraft [Member]	Jan. 23, 2013 Embraer One Seven Five [Member]	Dec. 31, 2012 Refinancing Eetc [Member]	Dec. 31, 2012 Refinancing Eetc [Member] Boeing Seven Three Seven Eight Two Three [Member]	Dec. 31, 2012 Refinancing Eetc [Member] Boeing Seven Five Seven Two Two Three [Member]	Dec. 31, 2012 Refinancing Eetc [Member] Boeing Seven Six Seven Three Two Three E R [Member]	Dec. 31, 2012 Refinancing Eetc [Member] Boeing Seven Seven Seven Two Two Three E R [Member]	Jan. 24, 2013 New Eetc [Member]	Jan. 24, 2013 New Eetc [Member] Boeing Seven Three Seven Eight Two Three [Member]	Jan. 24, 2013 New Eetc [Member] Boeing Seven Seven Seven Two Two Three E R [Member]	Jan. 24, 2013 New Eetc [Member] Boeing 777-300 ER Aircraft [Member]	Jan. 23, 2013 Capacity Purchase Arrangements [Member]	Dec. 31, 2012 Capacity Purchase Arrangements [Member]	Dec. 31, 2012 Purchase Commitment [Member]	Jan. 23, 2013 Purchase Commitment [Member] American Jet Aircraft And Engines [Member]	Jan. 23, 2013 Minimum [Member] Embraer One Seven Five [Member]	Jan. 23, 2013 Maximum [Member] Embraer One Seven Five [Member]
Restructured Aircraft Purchase Agreement Aircraft Substitution		20
Option to Purchase Aircraft			40	13	58	60
Aircraft to be acquired						100
Unrecorded Unconditional Purchase Obligation, Due within One Year																	$ 353,000,000	$ 249,000,000	$ 2,100,000,000	$ 2,300,000,000
Unrecorded Unconditional Purchase Obligation, Due within Two Years																	589,000,000	188,000,000	1,000,000,000	1,500,000,000
Unrecorded Unconditional Purchase Obligation, Due within Three Years																	739,000,000	179,000,000	314,000,000	1,700,000,000
Unrecorded Unconditional Purchase Obligation, Due within Four Years																	736,000,000	170,000,000	355,000,000	2,100,000,000
Unrecorded Unconditional Purchase Obligation, Due within Five Years																	580,000,000	11,000,000	745,000,000	2,100,000,000
Unrecorded Unconditional Purchase Obligation, Due after Five Years																	4,800,000,000	0	6,600,000,000	12,800,000,000
Term of Unrecorded Unconditional Purchase Obligation																	12
Aircraft to be acquired by Republic Airlines							53
First Class Seats							12
Main Cabin Seats							64
Aircraft phased into operation each month																					2	3
Amount of Refinancing EETC to be offered pursuant to Rule 144A								1,500,000,000
Number of Aircraft to be Collateralized									41	14	1	19		8	1	4
Merger - Portion of Shares to US Air Stakeholders	28.00%
Amount of New EETC to be offered pursuant to Rule 144A													750,000,000
Merger - Portion of Shares to AMR Stakeholders	72.00%
Merger - AMR Termination Fee	135,000,000
Merger - US Air Termination Fee	55,000,000
Merger - Termination Fee in Event of Breach	$ 195,000,000
Merger - Claims Held by Claimholders in Support Agreement	1,200,000,000
Merger - Price per Share US Air Stock at Close	$ 10.4
Merger - Discount on Conversion Price of New American Stock	3.50%
Merger - Portion to Existing Stockholders	3.50%
Merger - Portion to Labor Related Claimholders	23.60%